Significant changes in the current reporting period - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions				1 Months Ended
	Apr. 25, 2023 USD ($)	Mar. 08, 2023	Aug. 11, 2022 USD ($)	Dec. 31, 2022 $ / shares shares	Aug. 31, 2022 USD ($)	Aug. 31, 2022 AUD ($)	Jun. 30, 2023 shares	Dec. 21, 2022 $ / shares shares	Jun. 30, 2022 shares	Nov. 19, 2021 $ / shares shares
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Proceeds from issue of shares | $	$ 40.0
Proceeds from private placement | $			$ 42.6
Warrants
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Number of shares warrants granted to purchase (in shares)							2,224,669		1,769,669
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Exercise price (in dollars per share) | $ / shares								$ 3.70		$ 7.26
Oaktree Capital Management, L.P. | Warrants
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Number of shares warrants granted to purchase (in shares)								455,000		1,769,669
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P.
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Percentage of share premium price				15.00%
VWAP, Period				30 days
Warrant exercise term		7 years
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Exercise price (in dollars per share) | $ / shares				$ 3.70
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P. | Warrants
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Number of shares warrants granted to purchase (in shares)				455,000
Private Placements
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Payment for financing global private placement					$ 45.0	$ 65.0